Oct. 30, 2015
Calvert U.S. Large Cap Core Responsible Index Fund
Supplement to
Calvert Responsible Index Funds Prospectus (Class A, C and Y)
dated June 19, 2015
Date of Supplement: October 30, 2015
As currently disclosed in the Prospectus, Calvert Investment Distributors, Inc. (“CID”) may pay broker/dealers a finder’s fee on Class A shares purchased at net asset value (“NAV”) for Calvert U.S. Large Cap Growth Responsible Index Fund and Calvert U.S. Large Cap Value Responsible Index Fund (each a “Fund”) in accounts with $1,000,000 or more for each Fund.
Effective immediately, the finder’s fee for purchases of Class A shares at NAV for each Fund is 0.25% of the purchase amount on the first $2 million, 0.20% over $2 million up to $3 million, 0.125% over $3 million up to $50 million, 0.0625% over $50 million up to $100 million, and 0.0375% over $100 million.
In addition, purchases of Class A shares of each Fund at NAV for accounts with $1,000,000 or more on which a finder’s fee has been paid by CID are subject to a 12-month contingent deferred sales charge (“CDSC”) of 0.25%.
Accordingly, all references in the Prospectus to the finder’s fee and related CDSC for each Fund are hereby revised to reflect these changes.